TAXATION - Reconciliation of the beginning and ending amount of unrecognized tax benefits excluding the penalty and interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
TAXATION
Balance at the beginning of year	¥ 67,799	$ 9,695	¥ 63,899
Changes based on tax positions related to the current year	0	0
Additions related to prior year tax position	8,956	1,281	5,469
Decreases related to prior year tax position	(90)	(13)	(610)
Decrease related to disposal of CMSI	680	97	(1,011)
Decreases relating to expiration of applicable statute of limitation	(5)	(1)	(680)
Foreign currency translation	(1,125)	(161)	732
Balance at the end of year	¥ 76,215	$ 10,898	¥ 67,799